Income Taxes - Reconciliation of Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Major components of tax expense (income) [abstract]
Combined Canadian federal and provincial income tax rate applied to income before income taxes	$ 1,291	$ 1,718	$ 1,777
Earnings of foreign subsidiaries	(66)	(214)	(220)
Tax-exempt income	(134)	(131)	(203)
Disposition			(1)
Changes in income tax rate on deferred tax balances	4	34	88
Impact of equity-accounted income	(18)	(23)	(29)
Other (including Enron settlement)	21	(36)	10
Income tax expense	$ 1,098	$ 1,348	$ 1,422
Combined Canadian federal and provincial income tax rate applied to income before income taxes, percentage	26.40%	26.50%	26.50%
Earnings of foreign subsidiaries, percentage	(1.30%)	(3.30%)	(3.30%)
Tax-exempt income, percentage	(2.70%)	(2.00%)	(3.00%)
Changes in income tax rate on deferred tax balances, percentage	0.10%	0.50%	1.30%
Impact of equity-accounted income, percentage	(0.40%)	(0.40%)	(0.40%)
Other (including Enron settlement), percentage	0.40%	(0.50%)	0.10%
Income taxes in the consolidated statement of income, percentage	22.50%	20.80%	21.20%